Share Purchase Warrants and Stock Options (Details) - Schedule of share purchase warrants - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Purchase Warrants and Stock Options (Details) - Schedule of share purchase warrants [Line Items]
Number of warrants, Beginning Balance | shares	14,075
Weighted average exercise price, Beginning Balance | $ / shares	$ 331.46
Number of warrants, Issued | shares	2,389,104
Weighted average exercise price, Issued | $ / shares	$ 78.46
Number of warrants, Expired | shares	(1,293)
Weighted average exercise price, Expired | $ / shares	$ 736.64
Number of warrants, Beginning Balance | shares	2,401,886
Weighted average exercise price, Beginning Balance | $ / shares	$ 79.59